                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3562
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                          HIGH YIELD VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS




QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2005


High Yield Variable Account



                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)

High Yield Variable Account

ISSUER                                                               PAR AMOUNT                       VALUE
BONDS - 94.5%

ADVERTISING & BROADCASTING - 4.5%
Allbritton Communications Co., 7.75%, 2012                         $    275,000                $    272,937
DIRECTV Holdings LLC, 8.375%, 2013                                      120,000                     130,950
DIRECTV Holdings LLC, 6.375%, 2015 ##                                   145,000                     143,912
EchoStar DBS Corp., 6.375%, 2011                                        465,000                     460,931
Emmis Operating Co., 6.875%, 2012                                       135,000                     134,494
Granite Broadcasting Corp., 9.75%, 2010                                 170,000                     155,550
Innova S. de R.L., 9.375%, 2013                                         200,000                     227,000
Intelsat Ltd., 8.625%, 2015 ##                                          205,000                     209,100
Intelsat Ltd., 0% to 2010, 9.25% to 2015 ##                             280,000                     184,800
Lamar Media Corp., 7.25%, 2013                                          135,000                     141,075
Lamar Media Corp., 6.625%, 2015 ##                                       45,000                      45,787
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                     480,000                     331,200
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                 455,000                     441,350
Sirius Satellite Radio, Inc., 9.625%, 2013 ##                            80,000                      76,800
                                                                                               ------------
                                                                                               $  2,955,886
                                                                                               ------------
AEROSPACE - 0.6%
Argo-Tech Corp., 9.25%, 2011                                       $    130,000                $    137,800
BE Aerospace, Inc., 8.875%, 2011                                         50,000                      52,500
TransDigm Holding Co., 8.375%, 2011                                     170,000                     178,075
                                                                                               ------------
                                                                                               $    368,375
                                                                                               ------------
AIRLINES - 0.7%
Continental Airlines, Inc., 6.9%, 2017                             $     73,411                $     62,793
Continental Airlines, Inc., 6.748%, 2017                                 74,147                      64,137
Continental Airlines, Inc., 6.795%, 2018                                120,499                     104,271
Continental Airlines, Inc., 7.566%, 2020                                243,884                     212,102
                                                                                               ------------
                                                                                               $    443,303
                                                                                               ------------
APPAREL MANUFACTURERS - 0.4%
Levi Strauss & Co., 12.25%, 2012                                   $    150,000                $    165,750
Levi Strauss & Co., 9.75%, 2015                                         115,000                     117,300
                                                                                               ------------
                                                                                               $    283,050
                                                                                               ------------
ASSET BACKED & SECURITIZED - 2.4%
Airplane Pass-Through Trust, "D", 10.875%, 2019 **+                $    740,775                $      2,222
ARCap, Inc., "H", 6.1%, 2045 ##                                         165,567                     155,633
Asset Securitization Corp., FRN, 8.01%, 2029                            150,000                     161,207
Asset Securitization Corp., FRN, 8.5%, 2029 ##                          200,000                     182,383
Crest Ltd., 7%, 2040 ##                                                 154,000                     147,193
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032        165,000                     169,324
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9079%, 2034 ##        192,000                     207,310
Mortgage Capital Funding, Inc., 7.214%, 2007                            500,000                     518,545
                                                                                               ------------
                                                                                               $  1,543,817
                                                                                               ------------
AUTOMOTIVE - 4.5%
Affinia Group, Inc., 9%, 2014 ##                                   $    200,000                $    156,000
Delphi Corp., 6.5%, 2013                                                265,000                     177,550
Ford Motor Credit Co., 6.625%, 2008                                     208,000                     203,294
Ford Motor Credit Co., 5.8%, 2009                                       140,000                     130,631
General Motors Acceptance Corp., 6.125%, 2008                           110,000                     106,213
General Motors Acceptance Corp., 5.85%, 2009                            200,000                     186,237
General Motors Acceptance Corp., 6.75%, 2014                            619,000                     538,433
General Motors Corp., 8.375%, 2033                                      389,000                     303,420
INTERMET Corp., 9.75%, 2009 **                                          130,000                      20,800
Lear Corp., 8.11%, 2009                                                 195,000                     193,932
Lear Corp., 5.75%, 2014                                                 145,000                     121,075
Metaldyne Corp., 11%, 2013 ##                                           290,000                     252,300
Navistar International Corp., 7.5%, 2011                                325,000                     328,250
TRW Automotive, Inc., 9.375%, 2013                                      140,000                     151,900
TRW Automotive, Inc., 11%, 2013                                          83,000                      93,583
                                                                                               ------------
                                                                                               $  2,963,618
                                                                                               ------------
BROADCAST & CABLE TV - 3.5%
Cablevision Systems Corp., 8%, 2012                                $    155,000                $    150,350
CCH I LLC, 11%, 2015 ##                                                 460,372                     446,561
CCO Holdings LLC, 8.75%, 2013                                           150,000                     148,125
Charter Communications, Inc., 8.625%, 2009                              153,000                     130,050
Charter Communications, Inc., 9.92%, 2011                               205,000                     148,113
Charter Communications, Inc., 8.375%, 2014 ##                           120,000                     120,600
CSC Holdings, Inc., 8.125%, 2009                                        125,000                     125,937
CSC Holdings, Inc., 7%, 2012 ##                                         215,000                     203,175
FrontierVision Holdings LP, 11.875%, 2007 **                             50,000                      64,000
FrontierVision Holdings LP, "B", 11.875%, 2007 **                        80,000                     102,400
FrontierVision Operating Partners LP, 11%, 2006 **                      195,000                     265,200
Mediacom Broadband LLC, 9.5%, 2013                                      210,000                     208,425
Rogers Cable, Inc., 8.75%, 2032                                         140,000                     159,950
Videotron Telecomm, 6.375%, 2015 ##                                      35,000                      34,913
                                                                                               ------------
                                                                                               $  2,307,799
                                                                                               ------------
BROKERAGE & ASSET MANAGERS - 0.1%
Refco Finance Holdings LLC, 9%, 2012                               $     88,000                $     95,700
                                                                                               ------------
BUILDING - 0.9%
Interface, Inc., 10.375%, 2010                                     $    167,000                $    180,360
Nortek Holdings, Inc., 8.5%, 2014                                       140,000                     128,800
Nortek Holdings, Inc., 0% to 2009, 10.75%, 2014                         238,000                     133,280
Texas Industries, Inc., 7.25%, 2013 ##                                  140,000                     145,600
                                                                                               ------------
                                                                                               $    588,040
                                                                                               ------------
BUSINESS SERVICES - 1.9%
Iron Mountain, Inc., 8.625%, 2013                                  $    240,000                $    251,400
Iron Mountain, Inc., 7.75%, 2015                                          5,000                       5,075
Iron Mountain, Inc., 6.625%, 2016                                       105,000                      98,700
Lucent Technologies, Inc., 5.5%, 2008                                   135,000                     133,987
Lucent Technologies, Inc., 6.45%, 2029                                   80,000                      70,000
Northern Telecom Corp., 6.875%, 2023                                    115,000                     106,950
Northern Telecom Corp., 7.875%, 2026                                     70,000                      68,600
Xerox Corp., 7.625%, 2013                                               485,000                     515,313
                                                                                               ------------
                                                                                               $  1,250,025
                                                                                               ------------
CHEMICALS - 4.8%
ARCO Chemical Co., 9.8%, 2020                                      $    155,000                $    174,956
BCP Crystal Holdings Corp., 9.625%, 2014                                121,000                     134,612
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                  62,000                      44,020
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014               337,000                     235,900
Equistar Chemicals LP, 10.625%, 2011                                    115,000                     125,350
Hercules, Inc., 6.75%, 2029                                             205,000                     200,900
Huntsman International LLC, 10.125%, 2009                               197,000                     202,664
Huntsman International LLC, 7.375%, 2015 ##                             180,000                     172,350
IMC Global, Inc., 10.875%, 2013                                         110,000                     129,800
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                           288,000                     196,560
Kronos International, Inc., 8.875%, 2009                         EUR     15,000                      19,025
Lyondell Chemical Co., 9.5%, 2008                                  $    130,000                     136,175
Lyondell Chemical Co., 11.125%, 2012                                    130,000                     144,950
Nalco Co., 7.75%, 2011                                                  110,000                     112,475
Nalco Co., 8.875%, 2013                                                 135,000                     138,544
Nell AF S.a.r.L., 8.375%, 2015 ##                                        85,000                      83,088
NOVA Chemicals Corp., 6.5%, 2012                                        200,000                     194,250
Resolution Performance Products LLC, 13.5%, 2010                        130,000                     138,125
Rhodia S.A., 8.875%, 2011                                               375,000                     354,375
Rockwood Specialties Group, Inc., 10.625%, 2011                         131,000                     142,790
Rockwood Specialties Group, Inc., 7.5%, 2014 ##                          50,000                      48,500
                                                                                               ------------
                                                                                               $  3,129,409
                                                                                               ------------
CONSTRUCTION - 1.6%
Beazer Homes USA, Inc., 6.875%, 2015 ##                            $    225,000                $    218,250
D.R. Horton, Inc., 8%, 2009                                             250,000                     268,094
Technical Olympic USA, Inc., 9%, 2010                                    75,000                      77,625
Technical Olympic USA, Inc., 7.5%, 2011                                  50,000                      46,875
Technical Olympic USA, Inc., 7.5%, 2015                                 150,000                     135,750
WCI Communities, Inc., 7.875%, 2013                                     210,000                     207,375
WCI Communities, Inc., 6.625%, 2015                                     105,000                      95,025
                                                                                               ------------
                                                                                               $  1,048,994
                                                                                               ------------
CONSUMER GOODS & SERVICES - 2.5%
Bombardier Recreational Products, Inc., 8.375%, 2013               $    150,000                $    157,125
Church & Dwight Co., Inc., 6%, 2012                                     205,000                     199,875
GEO Group, Inc., 8.25%, 2013                                             75,000                      74,625
Integrated Electrical Services, Inc., 9.375%, 2009                      185,000                     151,700
Revlon Consumer Products Corp., 9.5%, 2011                              220,000                     207,350
Safilo Capital International S.A., 9.625%, 2013 ##               EUR    320,000                     434,716
Samsonite Corp., 8.875%, 2011                                      $    210,000                     223,125
Service Corp. International, 7%, 2017 ##                                215,000                     217,150
                                                                                               ------------
                                                                                               $  1,665,666
                                                                                               ------------
CONTAINERS - 2.1%
Crown European Holdings S.A., 9.5%, 2011                           $    170,000                $    186,150
Crown European Holdings S.A., 10.875%, 2013                             275,000                     319,000
Greif, Inc., 8.875%, 2012                                               210,000                     225,225
Huntsman Packaging Corp., 13%, 2010                                     180,000                      85,500
Owens-Brockway Glass Container, Inc., 8.25%, 2013                       195,000                     202,800
Owens-Illinois, Inc., 7.8%, 2018                                        201,000                     202,005
Plastipak Holdings, Inc., 10.75%, 2011                                  145,000                     158,050
Pliant Corp., 13%, 2010                                                  40,000                      19,000
                                                                                               ------------
                                                                                               $  1,397,730
                                                                                               ------------
DEFENSE ELECTRONICS - 0.5%
L-3 Communications Holdings, Inc., 6.125%, 2014                    $    230,000                $    227,700
L-3 Communications Holdings, Inc., 5.875%, 2015                         130,000                     125,775
                                                                                               ------------
                                                                                               $    353,475
                                                                                               ------------
ELECTRONICS - 0.5%
Flextronics International Ltd., 6.5%, 2013                         $    285,000                $    290,700
Magnachip Semiconductor S.A., 8%, 2014                                   30,000                      27,600
                                                                                               ------------
                                                                                               $    318,300
                                                                                               ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.7%
Gazprom OAO, 9.625%, 2013 ##                                       $    120,000                $    148,200
Gazprom OAO, 8.625%, 2034 ##                                            220,000                     289,300
                                                                                               ------------
                                                                                               $    437,500
                                                                                               ------------
EMERGING MARKET SOVEREIGN - 0.5%
Federal Republic of Brazil, 8%, 2018                               $     18,000                $     19,062
Federal Republic of Brazil, 8.875%, 2019                                102,000                     110,772
Republic of Panama, 9.375%, 2029                                         36,000                      45,720
Russian Ministry of Finance, 12.75%, 2028                                84,000                     158,323
                                                                                               ------------
                                                                                               $    333,877
                                                                                               ------------
ENERGY - INDEPENDENT - 2.6%
Belden & Blake Corp., 8.75%, 2012                                  $    160,000                $    167,200
Chesapeake Energy Corp., 7%, 2014                                       254,000                     266,700
Chesapeake Energy Corp., 6.375%, 2015                                   185,000                     185,925
Chesapeake Energy Corp., 6.875%, 2016                                   205,000                     210,125
Clayton Williams Energy, Inc., 7.75%, 2013 ##                           125,000                     122,188
Encore Acquisition Co., 6.25%, 2014                                      10,000                       9,950
Encore Acquisition Co., 6%, 2015 ##                                      90,000                      88,200
Kerr-McGee Corp., 6.95%, 2024                                           210,000                     217,602
Newfield Exploration Co., 6.625%, 2014                                  140,000                     145,600
Plains Exploration & Production Co., 7.125%, 2014                       200,000                     210,500
Pogo Producing Co., 6.875%, 2017 ##                                      70,000                      70,963
                                                                                               ------------
                                                                                               $  1,694,953
                                                                                               ------------
ENERGY - INTEGRATED - 0.3%
Amerada Hess Corp., 7.3%, 2031                                     $    170,000                $    198,331
Entertainment - 1.4%
AMC Entertainment, Inc., 9.5%, 2011                                $    140,000                $    133,000
AMC Entertainment, Inc., 8.625%, 2012                                   260,000                     261,300
Intrawest Corp., 7.5%, 2013                                              65,000                      66,544
Loews Cineplex Entertainment Corp., 9%, 2014                            215,000                     209,087
Six Flags, Inc., 9.75%, 2013                                            225,000                     221,625
                                                                                               ------------
                                                                                               $    891,556
                                                                                               ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.3%
Burns, Philp & Co. Ltd., 9.75%, 2012                               $    235,000                $    263,200
Michael Foods, Inc., 8%, 2013                                           225,000                     229,781
Smithfield Foods, Inc., 7%, 2011                                        220,000                     224,400
United Biscuits Finance PLC, 10.625%, 2011                       EUR     80,000                     103,870
                                                                                               ------------
                                                                                               $    821,251
                                                                                               ------------
FOREST & PAPER PRODUCTS - 4.4%
Abitibi-Consolidated, Inc., 8.55%, 2010                            $    390,000                $    396,825
Abitibi-Consolidated, Inc., 7.75%, 2011                                  95,000                      93,575
Buckeye Technologies, Inc., 8.5%, 2013                                  180,000                     182,700
Georgia-Pacific Corp., 9.375%, 2013                                     505,000                     563,075
Georgia-Pacific Corp., 7.75%, 2029                                      200,000                     214,500
Graphic Packaging International Corp., 9.5%, 2013                       295,000                     277,300
Jefferson Smurfit Corp., 8.25%, 2012                                    205,000                     192,700
JSG Funding LLC, 11.5%, 2015 **#,##                              EUR    310,589                     332,317
MDP Acquisitions PLC, 9.625%, 2012                                 $    205,000                     206,025
Norske Skog Canada Ltd., 8.625%, 2011                                   195,000                     195,975
Norske Skog Canada Ltd., 7.375%, 2014                                   125,000                     118,750
Stone Container Corp., 7.375%, 2014                                     140,000                     124,600
                                                                                               ------------
                                                                                               $  2,898,342
                                                                                               ------------
GAMING & LODGING - 6.6%
Aztar Corp., 7.875%, 2014                                          $    165,000                $    172,425
Boyd Gaming Corp., 6.75%, 2014                                          290,000                     291,087
Caesars Entertainment, Inc., 8.875%, 2008                                80,000                      87,500
Caesars Entertainment, Inc., 8.125%, 2011                               375,000                     417,656
GTECH Holdings Corp., 5.25%, 2014                                       155,000                     134,221
Host Marriott LP, 7.125%, 2013                                          250,000                     255,312
Host Marriott LP, 6.375%, 2015                                          210,000                     203,700
Mandalay Resort Group, 9.375%, 2010                                     175,000                     192,937
MGM Mirage, Inc., 8.5%, 2010                                            140,000                     152,250
MGM Mirage, Inc., 8.375%, 2011                                          410,000                     440,750
MGM Mirage, Inc., 5.875%, 2014                                          195,000                     185,250
Penn National Gaming, Inc., 6.75%, 2015                                  45,000                      44,100
Pinnacle Entertainment, Inc., 8.25%, 2012                               185,000                     185,000
Pinnacle Entertainment, Inc., 8.75%, 2013                               120,000                     123,600
Royal Caribbean Cruises Ltd., 6.875%, 2013                              420,000                     435,750
Scientific Games Corp., 6.25%, 2012                                     130,000                     129,350
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                 450,000                     490,500
Station Casinos, Inc., 6.5%, 2014                                       140,000                     140,000
Station Casinos, Inc., 6.875%, 2016 ##                                   15,000                      15,206
Wynn Las Vegas LLC, 6.625%, 2014                                        200,000                     191,250
                                                                                               ------------
                                                                                               $  4,287,844
                                                                                               ------------
INDUSTRIAL - 2.9%
Acco Brands Corp., 7.625%, 2015 ##                                 $     85,000                $     84,150
Amsted Industries, Inc., 10.25%, 2011 ##                                225,000                     245,250
Da-Lite Screen Co., Inc., 9.5%, 2011                                    175,000                     184,625
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                       255,000                     254,362
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013              485,000                     358,900
Knowledge Learning Corp., 7.75%, 2015 ##                                125,000                     122,500
Milacron Escrow Corp., 11.5%, 2011                                      280,000                     274,400
Valmont Industries, Inc., 6.875%, 2014                                  215,000                     219,300
Wesco Distribution, Inc., 7.5%, 2017 ##                                 170,000                     169,575
                                                                                               ------------
                                                                                               $  1,913,062
                                                                                               ------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
AXIS Capital Holdings Ltd., 5.75%, 2014                            $    140,000                $    138,928
Marsh & Mclennan Cos., Inc., 5.75%, 2015                                111,000                     109,839
                                                                                               ------------
                                                                                               $    248,767
                                                                                               ------------
MACHINERY & TOOLS - 1.7%
Case Corp., 7.25%, 2016                                            $     75,000                $     72,000
Case New Holland, Inc., 9.25%, 2011                                     250,000                     264,375
JLG Industries, Inc., 8.25%, 2008                                       175,000                     184,625
Terex Corp., 10.375%, 2011                                              340,000                     363,800
United Rentals, Inc., 6.5%, 2012                                        140,000                     135,100
United Rentals, Inc., 7.75%, 2013                                        90,000                      86,850
                                                                                               ------------
                                                                                               $  1,106,750
                                                                                               ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.6%
AmerisourceBergen Corp., 5.875%, 2015 ##                           $    205,000                $    202,437
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                        350,000                     199,500
DaVita, Inc., 6.625%, 2013                                              125,000                     126,562
DaVita, Inc., 7.25%, 2015                                               145,000                     146,994
Extendicare Health Services, Inc., 6.875%, 2014                         215,000                     211,775
Fisher Scientific International, Inc., 6.75%, 2014                       45,000                      47,137
Fisher Scientific International, Inc., 6.125%, 2015 ##                  210,000                     210,525
HCA, Inc., 7.875%, 2011                                                 410,000                     439,450
HCA, Inc., 6.375%, 2015                                                 685,000                     677,705
Healthsouth Corp., 7.625%, 2012                                         180,000                     168,300
Lifecare Holdings, Inc., 9.25%, 2013 ##                                 185,000                     159,100
Psychiatric Solutions, Inc., 7.75%, 2015 ##                              85,000                      87,763
Select Medical Corp., 7.625%, 2015                                      210,000                     201,075
Tenet Healthcare Corp., 9.875%, 2014                                    195,000                     203,775
Tenet Healthcare Corp., 9.25%, 2015 ##                                  155,000                     156,550
Triad Hospitals, Inc., 7%, 2013                                         195,000                     197,438
U.S. Oncology, Inc., 10.75%, 2014                                       180,000                     201,600
                                                                                               ------------
                                                                                               $  3,637,686
                                                                                               ------------
MEDICAL EQUIPMENT - 0.4%
Warner Chilcott Corp., 8.75%, 2015 ##                              $    250,000                $    240,000
                                                                                               ------------

METALS & MINING - 1.4%
Century Aluminum Co., 7.5%, 2014                                   $    240,000                $    247,200
Doe Run Resources Corp., 11.75%, 2008 #                                 252,800                     202,240
Peabody Energy Corp., 5.875%, 2016                                      275,000                     273,281
Russel Metals, Inc., 6.375%, 2014                                       220,000                     214,500
                                                                                               ------------
                                                                                               $    937,221
                                                                                               ------------
NATURAL GAS - DISTRIBUTION - 0.2%
AmeriGas Partners LP, 7.25%, 2015 ##                               $    150,000                $    156,750
                                                                                               ------------
NATURAL GAS - PIPELINE - 3.6%
ANR Pipeline Co., 9.625%, 2021                                     $    220,000                $    271,049
Colorado Interstate Gas Co., 5.95%, 2015 ##                              80,000                      77,900
El Paso Energy Corp., 7.625%, 2010                                      190,000                     197,557
El Paso Energy Corp., 7%, 2011                                          405,000                     403,987
El Paso Energy Corp., 7.75%, 2013                                       390,000                     407,550
Enterprise Products Operating LP, 6.375%, 2013                          115,000                     120,585
Enterprise Products Operating LP, 5.6%, 2014                            225,000                     224,208
Markwest Energy Partners LP, 6.875%, 2014 ##                            145,000                     143,550
Pacific Energy Partners LP, 6.25%, 2015 ##                               80,000                      80,200
Transcontinental Gas Pipe Line Corp., 7%, 2011                          135,000                     143,438
Williams Cos., Inc., 7.125%, 2011                                       187,000                     195,883
Williams Cos., Inc., 7.75%, 2031                                         70,000                      75,775
                                                                                               ------------
                                                                                               $  2,341,682
                                                                                               ------------
NETWORK & TELECOM - 5.7%
AT&T Corp., 7.3%, 2011                                             $    166,000                $    186,957
AT&T Corp., 9.75%, 2031                                                 115,000                     145,619
Cincinnati Bell, Inc., 8.375%, 2014                                     145,000                     142,825
Citizens Communications Co., 9.25%, 2011                                275,000                     301,812
Citizens Communications Co., 6.25%, 2013                                170,000                     163,200
Citizens Communications Co., 9%, 2031                                    65,000                      65,894
Eircom Funding PLC, 8.25%, 2013                                          90,000                      97,650
GCI, Inc., 7.25%, 2014                                                  135,000                     130,612
Hawaiian Telecom Communications, Inc., 9.75%, 2013 ##                   125,000                     127,500
Hawaiian Telecom Communications, Inc., 12.5%, 2015 ##                    30,000                      30,300
MCI, Inc., 6.908%, 2007                                                 168,000                     169,260
MCI, Inc., 7.688%, 2009                                                 143,000                     148,362
Qwest Capital Funding, Inc., 7.25%, 2011                                240,000                     228,600
Qwest Corp., 7.875%, 2011                                               230,000                     239,775
Qwest Corp., 8.875%, 2012                                               405,000                     442,463
Qwest Services Corp., 13.5%, 2010                                       695,000                     795,775
Time Warner Telecom Holdings, Inc., 9.25%, 2014                         290,000                     293,625
                                                                                               ------------
                                                                                               $  3,710,229
                                                                                               ------------

OIL SERVICES - 1.0%
GulfMark Offshore, Inc., 7.75%, 2014                               $    180,000                $    191,250
Hanover Compressor Co., 9%, 2014                                        190,000                     211,137
Petroleum Geo-Services A.S.A., 10%, 2010                                200,000                     224,000
                                                                                               ------------
                                                                                               $    626,387
                                                                                               ------------
OILS - 0.6%
CITGO Petroleum Corp., 6%, 2011                                    $    275,000                $    275,000
Premcor Refining Group, Inc., 7.5%, 2015                                 85,000                      90,950
                                                                                               ------------
                                                                                               $    365,950
                                                                                               ------------
POLLUTION CONTROL - 0.5%
Allied Waste North America, Inc., 6.5%, 2010                       $    170,000                $    165,112
Allied Waste North America, Inc., 7.875%, 2013                          170,000                     173,400
                                                                                               ------------
                                                                                               $    338,512
                                                                                               ------------
PRECIOUS METALS & MINERALS - 0.4%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                 $    251,000                $    248,490
                                                                                               ------------

PRINTING & PUBLISHING - 2.8%
Cenveo, Inc., 9.625%, 2012                                         $     60,000                $     64,350
Cenveo, Inc., 7.875%, 2013                                              100,000                      96,500
Dex Media East LLC, 12.125%, 2012                                       146,000                     170,820
Dex Media, Inc., 0% to 2008, 9% to 2013                                 635,000                     500,062
Hollinger, Inc., 12.875%, 2011 ##                                        99,000                     108,281
Lighthouse International Co. S.A., 8%, 2014 ##                   EUR    170,000                     216,126
MediaNews Group, Inc., 6.875%, 2013                                $    205,000                     203,462
PRIMEDIA, Inc., 8.875%, 2011                                            330,000                     345,675
WDAC Subsidiary Corp., 8.375%, 2014 ##                                  150,000                     145,125
                                                                                               ------------
                                                                                               $  1,850,401
                                                                                               ------------
RAILROAD & SHIPPING - 0.8%
Kansas City Southern Railway Co., 7.5%, 2009                       $    360,000                $    377,100
TFM S.A. de C.V., 9.375%, 2012 ##                                       102,000                     110,160
TFM S.A. de C.V., 12.5%, 2012                                            51,000                      59,160
                                                                                               ------------
                                                                                               $    546,420
                                                                                               ------------
RESTAURANTS - 0.3%
Carrols Holdings Corp., 9%, 2013 ##                                $    200,000                $    203,000
                                                                                               ------------
RETAILERS - 2.5%
Buhrmann U.S., Inc., 7.875%, 2015                                  $    205,000                $    206,025
Couche-Tard, Inc., 7.5%, 2013                                           320,000                     329,600
Dollar General Corp., 8.625%, 2010                                      230,000                     258,463
Eye Care Centers of America, Inc., 10.75%, 2015 ##                      110,000                     103,400
Finlay Fine Jewelry Corp., 8.375%, 2012                                 250,000                     211,562
GSC Holdings Corp., 8%, 2012 ##                                         115,000                     114,425
J.C. Penney Corp., Inc., 8%, 2010                                       180,000                     196,650
Rite Aid Corp., 8.125%, 2010                                            195,000                     198,900
                                                                                               ------------
                                                                                               $  1,619,025
                                                                                               ------------
SPECIALTY STORES - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013                              $    195,000                $    199,388
                                                                                               ------------
STEEL - 0.5%
AK Steel Holding Corp., 7.75%, 2012                                $    220,000                $    202,950
Chaparral Steel Co., 10%, 2013 ##                                        95,000                     100,225
                                                                                               ------------
                                                                                               $    303,175
                                                                                               ------------
SUPERMARKETS - 0.4%
Roundy's, Inc., 8.875%, 2012                                       $    265,000                $    292,825
                                                                                               ------------

TELECOMMUNICATIONS - WIRELESS - 3.8%
Alamosa Holdings, Inc., 12%, 2009                                  $    170,000                $    188,275
American Tower Corp., 7.125%, 2012                                      150,000                     157,500
American Towers, Inc., 7.25%, 2011                                      130,000                     138,125
Centennial Communications Corp., 10.125%, 2013                          120,000                     135,000
Dobson Cellular Systems, Inc., 9.875%, 2012                              55,000                      60,225
Dolphin Telecom PLC, 11.5%, 2008 **                                   1,500,000                           0
Dolphin Telecom PLC, "B", 14%, 2009 **                                  530,000                           0
IWO Holdings, Inc., 7.9%, 2012                                           30,000                      31,200
Nextel Communications, Inc., 5.95%, 2014                                950,000                     972,484
Rogers Wireless, Inc., 6.375%, 2014                                     250,000                     251,250
Rogers Wireless, Inc., 7.5%, 2015                                       175,000                     188,563
Rural Cellular Corp., 9.875%, 2010                                      200,000                     210,000
U.S. Unwired, Inc., 10%, 2012                                           160,000                     184,000
                                                                                               ------------
                                                                                               $  2,516,622
                                                                                               ------------
TIRE & RUBBER - 0.8%
Cooper Standard Automotive, Inc., 8.375%, 2014                     $    230,000                $    193,200
Goodyear Tire & Rubber Co., 9%, 2015 ##                                 335,000                     329,975
                                                                                               ------------
                                                                                               $    523,175
                                                                                               ------------
TOBACCO - 0.5%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                  $    185,000                $    189,625
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015 ##                     155,000                     158,488
                                                                                               ------------
                                                                                               $    348,113
                                                                                               ------------
TRANSPORTATION - SERVICES - 0.7%
CHC Helicopter Corp., 7.375%, 2014                                 $    155,000                $    158,875
Stena AB, 9.625%, 2012                                                   80,000                      86,800
Stena AB, 7%, 2016                                                      171,000                     158,175
Westinghouse Air Brake
Technologies Corp., 6.875%, 2013                                         70,000                      71,838
                                                                                               ------------
                                                                                               $    475,688
                                                                                               ------------
UTILITIES - ELECTRIC POWER - 7.4%
AES Corp., 8.75%, 2013 ##                                          $    345,000                $    377,775
AES Corp., 9%, 2015 ##                                                  115,000                     126,212
Allegheny Energy Supply Co. LLC, 8.25%, 2012 ##                         225,000                     253,125
Calpine Corp., 8.5%, 2008                                               170,000                     101,575
CMS Energy Corp., 8.5%, 2011                                            260,000                     289,250
Dynegy Holdings, Inc., 9.875%, 2010 ##                                   80,000                      87,200
Dynegy Holdings, Inc., 10.125%, 2013 ##                                 105,000                     117,075
Empresa Nacional de Electricidad S.A., 8.35%, 2013                       61,000                      69,437
Enersis S.A., 7.375%, 2014                                              201,000                     212,384
FirstEnergy Corp., 6.45%, 2011                                          242,000                     257,673
Midwest Generation LLC, 8.75%, 2034                                     345,000                     384,244
Nevada Power Co., 6.5%, 2012                                             50,000                      51,875
Nevada Power Co., 5.875%, 2015                                          120,000                     118,279
NorthWestern Corp., 5.875%, 2014                                        220,000                     222,252
NRG Energy, Inc., 8%, 2013                                              306,000                     325,890
PSEG Energy Holdings LLC, 8.625%, 2008                                  260,000                     271,700
Reliant Energy, Inc., 6.75%, 2014                                        40,000                      39,300
Reliant Resources, Inc., 9.25%, 2010                                     80,000                      86,800
Reliant Resources, Inc., 9.5%, 2013                                      95,000                     104,975
Sierra Pacific Power Co., 6.25%, 2012                                   105,000                     106,838
Sierra Pacific Resources, 8.625%, 2014                                  145,000                     159,826
TECO Energy, Inc., 7%, 2012                                             190,000                     200,450
Tenaska Alabama Partners LP, 7%, 2021 ##                                 99,664                     100,911
Texas Genco LLC, 6.875%, 2014 ##                                        205,000                     208,588
TXU Corp., 5.55%, 2014                                                  600,000                     569,596
                                                                                               ------------
                                                                                               $  4,843,230
                                                                                               ------------
Total Bonds                                                                                    $ 61,869,389
                                                                                               ------------

ISSUER                                                                   SHARES                       VALUE

STOCKS - 1.0%

AUTOMOTIVE - 0.4%
Magna International, Inc., "A"                                            3,000                $    224,580
                                                                                               ------------
BROADCAST & CABLE TV - 0.3%
NTL, Inc.*                                                                2,203                $    147,160
Telewest Global, Inc.*                                                    2,466                      56,595
                                                                                               ------------
                                                                                               $    203,755
                                                                                               ------------
FOREST & PAPER PRODUCTS - 0%
Corporacion Durango S.A. de C.V.*                                        12,137                $      8,463
                                                                                               ------------

METALS & MINING - 0%
Oxford Automotive*                                                           53                $          0
                                                                                               ------------

PHARMACEUTICALS - 0.2%
Merck & Co., Inc.                                                         4,500                $    122,445
                                                                                               ------------

PRINTING & PUBLISHING - 0%
Golden Books Family Entertainment, Inc.*                                 21,250                $          0
                                                                                               ------------

SPECIALTY CHEMICALS - 0%
Sterling Chemicals, Inc.*                                                    31                $        744
                                                                                               ------------

TELECOMMUNICATIONS - WIRELESS - 0.1%
Vodafone Group PLC, ADR                                                   2,574                $     66,847
                                                                                               ------------

TELEPHONE SERVICES - 0%
VersaTel Telecom International N.V.*                                      7,740                $     20,471
                                                                                               ------------
Total Stocks                                                                                   $    647,305
                                                                                               ------------

CONVERTIBLE PREFERRED

STOCK - 0.4%

AUTOMOTIVE - 0.4%
General Motors Corp., 5.25%                                              13,178                $    227,716
                                                                                               ------------

PREFERRED STOCKS - 0.2%

BROADCAST & CABLE TV - 0.1%
Paxson Communications Corp., 14.25%                                          10                $     68,000
                                                                                               ------------

CONSUMER GOODS & SERVICES - 0%
Renaissance Cosmetics, Inc., 14% *                                          975                $          0
                                                                                               ------------

PRINTING & PUBLISHING - 0.1%
PRIMEDIA, Inc., 8.625%                                                      500                $     50,250
                                                                                               ------------

REAL ESTATE - 0%
HRPT Properties Trust, "B", 8.75%                                           200                $      5,302
                                                                                               ------------

TELEPHONE SERVICES - 0%
PTV, Inc., "A", 10%                                                          10                $         17
                                                                                               ------------
Total Preferred Stocks                                                                         $    123,569
                                                                                               ------------

                                                                        FIRST
ISSUER                                                  STRIKE PRICE   EXERCISE     SHARES        VALUE
WARRANTS - 0% GT
Group Telecom, Inc. (Telephone Services)*                   $0.00        8/01/00     1,050     $          0
Knology, Inc. (Network & Telecom)##*                         0.10       11/22/97       500                0
Loral Space & Communications Ltd. (Business Services)*       0.14        1/28/97     1,000                0
Loral Space & Communications Ltd. (Business Services)*       0.14        1/28/97     1,100                0
Ono Finance (Broadcast & Cable TV)*                          0.00        5/31/09     1,225                0
Renaissance Cosmetics, Inc. (Consumer Goods & Services)*     0.01        8/08/96       788                0
Sterling Chemicals, Inc. (Specialty Chemicals)*             52.00       12/31/02        51               51
Thermadyne Holdings Corp. (Machinery & Tools)*              20.78        5/29/03     2,705              406
XM Satellite Radio, Inc. (Broadcast & Cable TV)*            45.24        9/16/00       425           30,175
XO Communications, Inc., "A" (Telephone Services)*           6.25        5/27/03       397              139
XO Communications, Inc., "B" (Telephone Services)*           7.50        5/27/03       298               72
XO Communications, Inc., "C" (Telephone Services)*          10.00        5/27/03       298               66
                                                                                               ------------
Total Warrants                                                                                 $     30,909
                                                                                               ------------
ISSUER                                   PAR AMOUNT                   VALUE

SHORT-TERM OBLIGATION - 1.7%
New Center Asset Trust, 3.88%, due 10/03/05 <                      $  1,125,000                $  1,124,758
                                                                                               ------------
Total Investments ~                                                                            $ 64,023,646
                                                                                               ------------
OTHER ASSETS, LESS LIABILITIES - 2.2%                                                             1,429,591
                                                                                               ------------
NET ASSETS - 100.0%                                                                            $ 65,453,237
                                                                                               ------------

 * Non-income producing security.
** Non income producing security - in default.
 # Payment-in-kind security.
## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
 ~ As of September 30, 2005, the variable account had ten securities representing $20,800 and less than
   0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of
   Trustees.
 + Restricted securities are not registered under the Securities Act of 1933 (excluding 144A issues). The following restricted securities (excluding 144A issues) are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

                                                                  CURRENT           TOTAL %
                            ACQUISITION      ACQUISITION           MARKET           OF NET
SECURITY                       DATE             COST               VALUE            ASSETS
-------------------------------------------------------------------------------------------------------
Airplane Pass-Through
Trust, "D", 10.875%, 2019     3/13/96          $740,775            $ 2,222           0.0%


Abbreviations:
ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

                EUR = Euro
                SEK = Swedish Krona

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD VARIABLE ACCOUNT
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/05

(1) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                                  NET UNREALIZED
              CONTRACTS TO                                                    CONTRACTS           APPRECIATION
              DELIVER/RECEIVE      SETTLEMENT DATE        IN EXCHANGE FOR     AT VALUE            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
SALES
-----
EUR           2,216,866            10/04/05 - 11/22/05      $2,711,657        $2,668,639            $ 43,018
                                                            ==========        ==========            ========

PURCHASES
---------
EUR           1,321,303            10/04/05 - 11/22/05      $1,597,856        $1,589,112            $ (8,744)
SEK              76,260                 10/17/05                10,266             9,841                (425)
                                                            ----------        ----------            --------
                                                            $1,608,122        $1,598,953            $ (9,169)
                                                            ==========        ==========            ========

At September 30, 2005, the variable account had sufficient cash and/or securities to cover any commitments under these contracts.


BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED
WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER
INFORMATION CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE
YOU INVEST.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.